GENERAL INFORMATION - Announcement of issuance of new shares (Details) - Ordinary shares - $ / shares	Mar. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Par value per share (in dollars per share)	$ 0.001	$ 0.001
Increase (decrease) in number of ordinary shares issued	92,459,532
Number of shares outstanding (in shares)	1,849,190,667
Issued shares, including 82,871,812 ( 2023: 766,350) shares held by a subsidiary of the Company	1,849,190,667	1,849,190,667	1,756,731,135
Shares issued percentage	4.99%